CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Oil		$ 499	$ 1,705	$ 1,254
Natural gas		216	284	300
NGLs		28	110	74
Financial derivatives		(62)	985	(52)
Total operating revenues		681	3,084	1,576
Operating expenses
Natural gas purchases		19	23	25
Transportation costs		48	100	85
Lease operating expense		63	193	147
General and administrative		358	160	228
Depreciation, depletion and amortization		188	875	585
Impairment and ceiling test charges		1	2	2
Exploration and other expense		40	25	41
Taxes, other than income taxes		36	129	79
Total operating expenses		753	1,507	1,192
Operating income (loss)		(72)	1,577	384
Other income (expense)		(1)	1	(12)
Loss on extinguishment of debt		(14)		(9)
Interest expense		(218)	(316)	(321)
Interest expense
Income (loss) from continuing operations before income taxes		(305)	1,262	42
Income tax expense			1,121
Income (loss) from continuing operations		(305)	141	42
Income (loss) from discontinued operations, net of tax		50	7	507
Net income (loss)		$ (255)	$ 148	$ 549
Predecessor
Operating revenues
Oil	$ 310
Natural gas	228
NGLs	29
Financial derivatives	365
Total operating revenues	932
Operating expenses
Transportation costs	45
Lease operating expense	80
General and administrative	69
Depreciation, depletion and amortization	307
Impairment and ceiling test charges	62
Taxes, other than income taxes	31
Total operating expenses	594
Operating income (loss)	338
Other income (expense)	(3)
Interest expense	(14)
Interest expense
Income (loss) from continuing operations before income taxes	321
Income tax expense	134
Income (loss) from continuing operations	187
Income (loss) from discontinued operations, net of tax	(9)
Net income (loss)	$ 178